Capital Stock	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Capital Stock

Note 7 – Capital Stock

The Company’s authorized capital is comprised of 3,000,000,000 shares of common stock, par value $0.001, and 30,000,000 shares of preferred stock, $0.10 par value. As of December 31, 2022 and September 30, 2023, the Company had authorized 1,000,000 shares of Series B Preferred Stock. The Series B Preferred Stock is non-convertible, non-redeemable and non-retractable. It has superior liquidation rights to the common stock at $0.10 per share and gives the holder the right to 1,000 votes per share. As of September 30, 2023 and December 31, 2022, 10,000 shares of Series B Preferred Stock are outstanding and held by the Company’s chief executive officer.

On February 17, 2022, the Company completed a public offering and received net proceeds of $6,833,071 from the offering. Pursuant to the public offering, the Company issued and sold an aggregate of 1,882,353 shares of common stock and 4,102,200 warrants to purchase shares of common stock (the “Tradeable Warrants”).

On February 22, 2022, the Company redeemed 990,000 shares of Series B Preferred Stock from the CEO of the Company at a redemption price equal to the stated value of $0.10 per share. The remaining 10,000 shares of Series B Preferred Stock could not be voted pursuant to a warrant agent agreement relating to the Tradeable Warrants (the “Warrant Agent Agreement”). On October 12, 2023, the Company held a special meeting of the holders of the outstanding Tradeable Warrants in which the holders of the majority of the outstanding Tradeable Warrants approved an amendment to the Warrant Agent Agreement to eliminate the provision that prohibited the Company’s CEO from exercising his voting rights under the Series B Preferred Stock, as well as to lower the exercise price of the Tradeable Warrants to $0.11. The Company entered into the amendment to the Warrant Agent Agreement on October 18, 2023.

On March 14, 2022, the Company completed a private placement and received net proceeds of $6,781,199. In connection with this private placement, the Company issued (i) 2,301,353 shares of its common stock together with investor warrants (“Investor Warrants”) to purchase up to 2,301,353 shares of common stock, and (ii) 1,302,251 pre-funded warrants (“Pre-Funded Warrants”) with each Pre-Funded Warrant exercisable for one share of common stock, together with Investor Warrants to purchase up to 1,302,251 shares of common stock. Each share of common stock and accompanying Investor Warrant was sold together at a combined offering price of $2.22 and each Pre-Funded Warrant and accompanying Investor Warrant were sold together at a combined offering price of $2.219. The Pre-Funded Warrants were immediately exercisable, at a nominal exercise price of $0.001, and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. The Investor Warrants have an exercise price of $2.22 per share (subject to adjustment as set forth in the warrant), are exercisable upon issuance and will expire five years from the date of issuance.

On April 28, 2022, the Company completed another private placement and received net proceeds of $16,752,915. In connection with this private placement, the Company issued (i) 2,472,820 shares of its common stock together with warrants (“April Warrants”) to purchase up to 4,945,640 shares of common stock, and (ii) 2,390,025 pre-funded warrants (“Pre-Funded Warrants”) with each Pre-Funded Warrant exercisable for one share of common stock, together with April Warrants to purchase up to 4,780,050 shares of common stock. Each share of common stock and accompanying two April Warrants were sold together at a combined offering price of $4.01 and each Pre-Funded Warrant and accompanying two April Warrants were sold together at a combined offering price of $4.009. The Pre-Funded Warrants were immediately exercisable, at a nominal exercise price of $0.001, and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. The April Warrants have an exercise price of $3.76 per share (subject to adjustment as set forth in the warrant), are exercisable upon issuance and will expire five years from the date of issuance.

On October 20, 2022, the Company issued 3,700,000 shares of common stock as part of the acquisition of Nora Pharma. These shares were valued at $4,514,000, or $1.22 per share.

On January 19, 2023, the Company announced a stock repurchase program of up to $2 million (“Stock Repurchase Program”). During the six months ended June 30, 2023, the Company repurchased a total of 445,711 shares of common stock at an average price of $1.1371 per share for a total cost of $506,822. The 445,711 repurchased common shares were cancelled and returned to treasury reducing the number of issued and outstanding shares from 22,585,632 to 22,139,921.

On May 16, 2023, the Company completed a private placement pursuant to a securities purchase agreement with a single institutional investor for gross proceeds of approximately $5 million, before deducting fees to the placement agent and other offering expenses payable by the Company. The net proceeds received by the Company were $4,089,218. In connection with the private placement, the Company issued (i) 2,450,000 shares of common stock, (ii) 3,502,381 pre-funded warrants (the “May Pre-Funded Warrants”), and (iii) investor warrants (the “May Investor Warrants”) to purchase up to 11,904,762 shares of common stock at $0.59 per share. Each share of common stock and accompanying two May Investor Warrants were sold together at a combined offering price of $0.84 and each May Pre-Funded Warrant and accompanying two May Investor Warrants were sold together at a combined offering price of $0.839. The May Pre-Funded Warrants are immediately exercisable, at a nominal exercise price of $0.001, and may be exercised at any time until all of the May Pre-Funded Warrants are exercised in full. The May Investor Warrants which have an exercise price of $0.59 per share (subject to adjustment as set forth therein), are exercisable upon issuance and will expire five and a half years from the date of issuance.

In 2022 and the first six months of 2023, the Company issued a total of 10,789,867 shares of common stock in connection with warrant exercises for aggregate net proceeds of $13,194,335.

In July 2023, the Company repurchased a total of 68,012 shares of common stock on the open market under the Stock Repurchase Program announced on January 19, 2023, at an average price of $0.5046 per share for a total cost of $34,321. In October 2023, the 68,012 repurchased common shares were cancelled and returned to treasury reducing the number of issued and outstanding shares from 25,746,302 to 25,678,290.

As of September 30, 2023 and December 31, 2022, the Company has a total of 25,678,290 and 22,585,632 shares of common stock issued and outstanding, respectively.

The Company has declared no dividends since inception.